SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 25, 2013
Accounting Policies [Abstract]
Summary of Estimated Useful Service Lives

The estimated useful service lives are as follows:

Buildings	20 years
Land improvements	3 – 30 years
Building improvements	3 – 10 years
Restaurant equipment	3 – 10 years
Other equipment	2 – 10 years
Leasehold improvements	Shorter of useful life or lease term

Intangible Assets and Liabilities Estimated Useful Lives

Intangible assets and liabilities with a definite life are amortized using the straight-line method over their estimated useful lives as follows:

Favorable leasehold interests	1 to 18 years (remaining lease term)
Unfavorable leasehold interests	1 to 20 years (remaining lease term)